Subsequent events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
29.	Subsequent events
Subsequent to year end the Company acquired three businesses for a cash total of $68.8 million and contingent consideration remaining to be evaluated, including the Axsun Group.